Quarterly Report
December 31, 2019
MFS®  International New Discovery Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.7%
Aerospace – 1.9%
Cobham PLC	5,481,438	$11,925,720
Embraer S.A., ADR (a)	302,583	5,897,343
LISI Group	633,663	21,358,932
Meggitt PLC	1,647,534	14,333,501
MTU Aero Engines Holding AG	155,880	44,516,962
Saab AB, “B”	249,300	8,352,276
Singapore Technologies Engineering Ltd.	12,378,800	36,263,409
		$142,648,143
Airlines – 0.8%
Aena S.A.	65,330	$12,494,353
Enav S.p.A.	4,352,531	25,973,485
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	724,709	5,436,228
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	598,741	7,114,591
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	24,221	4,538,773
Stagecoach Group PLC	2,617,086	5,546,547
		$61,103,977
Alcoholic Beverages – 0.9%
Carlsberg Group	147,199	$21,958,820
China Resources Beer Holdings Co. Ltd.	3,812,000	21,084,558
Compania Cervecerias Unidas S.A., ADR	435,271	8,257,091
Davide Campari-Milano S.p.A.	2,119,141	19,349,109
		$70,649,578
Apparel Manufacturers – 0.7%
Burberry Group PLC	638,505	$18,649,090
Coats Group PLC	7,254,277	7,168,325
Pacific Textiles Holdings Ltd.	38,809,000	26,645,297
		$52,462,712
Automotive – 3.0%
ARB Corp.	463,228	$6,101,568
Autoliv, Inc., SDR	80,720	6,816,905
Cie Plastic Omnium S.A.	518,046	14,469,196
Daikyonishikawa Corp.	332,421	2,584,397
Hella KGaA Hueck & Co.	528,956	29,274,900
Hero MotoCorp Ltd.	883,260	30,231,217
Koito Manufacturing Co. Ltd.	645,800	29,889,750
Mahindra & Mahindra Ltd.	2,486,525	18,517,044
NGK Spark Plug Co. Ltd	837,800	16,252,123
Shimano, Inc.	35,100	5,698,840
Stanley Electric Co. Ltd.	871,131	25,185,805
USS Co. Ltd.	2,280,200	43,059,181
		$228,080,926
Biotechnology – 0.3%
Abcam PLC	550,379	$9,856,513
Lonza Group AG	29,817	10,881,757
		$20,738,270
Broadcasting – 0.3%
Nippon Television Holdings, Inc.	610,800	$8,149,452
Proto Corp.	1,137,400	12,582,530
		$20,731,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 2.6%
ASX Ltd.	272,411	$14,989,201
Daiwa Securities Group, Inc.	2,388,000	12,114,320
Euronext N.V.	136,239	11,102,321
Hargreaves Lansdown PLC	855,872	21,936,863
IG Group Holdings PLC	1,379,925	12,703,548
Japan Exchange Group, Inc.	145,300	2,557,705
Rathbone Brothers PLC	944,140	26,637,947
Schroders PLC	1,228,191	54,239,572
TMX Group Ltd.	493,260	42,714,633
		$198,996,110
Business Services – 7.7%
Aeon Delight Co. Ltd.	295,700	$10,590,810
Amadeus Fire AG	183,730	30,460,093
AS ONE Corp.	163,600	15,320,280
Auto Trader Group PLC	5,377,355	42,352,432
Babcock International Group PLC	1,548,854	12,912,846
Bapcor Ltd.	1,942,581	8,724,519
Brenntag AG	445,101	24,204,599
Bunzl PLC	1,143,030	31,265,288
Cancom SE	285,104	16,821,541
Cerved Information Solutions S.p.A.	5,092,614	49,669,189
Compass Group PLC	2,792,166	69,901,707
DKSH Holding Ltd.	50,944	2,774,074
Doshisha Co. Ltd.	141,800	2,350,258
Edenred	202,894	10,491,724
Electrocomponents PLC	2,616,212	23,481,783
Elior Group (a)	766,815	11,267,787
IMF Bentham Ltd. (a)	1,844,634	5,786,289
Intertek Group PLC	700,519	54,301,144
IPH Ltd.	6,860,020	39,474,954
Karnov Group AB (a)	1,242,790	7,032,395
Meitec Corp.	371,900	20,877,933
Midland IC&I Ltd. (a)	21,556,500	304,302
Nomura Research Institute Ltd.	2,417,100	52,010,306
SAN-AI OIL Co. Ltd.	522,500	5,666,983
Sodexo	218,000	25,834,658
Sohgo Security Services Co. Ltd.	255,700	13,847,996
		$587,725,890
Cable TV – 0.2%
NOS, SGPS S.A.	2,937,264	$15,814,699
Chemicals – 0.2%
Orica Ltd.	1,096,864	$16,918,540
Computer Software – 4.1%
Fuji Soft, Inc.	296,700	$11,523,391
OBIC Business Consultants Co. Ltd.	365,800	17,225,363
OBIC Co. Ltd.	1,687,700	227,978,723
Oracle Corp.	255,700	23,246,897
SCSK Corp.	267,000	13,932,999
Wisetech Global Ltd.	930,478	15,259,743
		$309,167,116
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	1,900,027	$155,155,748
Comture Corp. (l)	667,200	14,338,932
EMIS Group PLC	543,548	7,977,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Globant S.A. (a)	48,985	$5,194,859
Linx S.A.	2,347,200	20,667,170
NS Solutions Corp.	947,300	31,134,722
Temenos AG	104,582	16,555,035
Venture Corp. Ltd.	2,727,700	32,855,303
		$283,879,188
Conglomerates – 0.8%
Ansell Ltd.	1,332,982	$27,155,245
DCC PLC	409,413	35,488,665
		$62,643,910
Construction – 2.8%
Ashtead Group PLC	264,273	$8,450,352
Bellway PLC	438,705	22,122,806
Breedon Group PLC (a)	9,292,597	10,216,448
CEMEX Latam Holdings S.A. (a)	1,901,177	2,547,642
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	10,980,141
Forterra PLC	3,957,742	18,165,003
Geberit AG	18,137	10,179,808
Ibstock PLC	3,340,097	13,936,521
PT Indocement Tunggal Prakarsa Tbk	20,153,800	27,619,380
Reliance Worldwide Corp. (l)	9,939,050	28,177,901
Rinnai Corp.	89,900	7,020,656
Somfy S.A.	64,885	6,368,382
Techtronic Industries Co. Ltd.	4,956,000	40,418,593
Toto Ltd.	145,700	6,140,218
		$212,343,851
Consumer Products – 2.1%
Dabur India Ltd.	3,441,839	$22,103,949
Essity AB	1,162,842	37,468,781
Kobayashi Pharmaceutical Co. Ltd.	273,600	23,168,578
Lion Corp.	1,082,500	21,128,557
Milbon Co. Ltd.	144,492	8,227,708
Mitsubishi Pencil Co. Ltd.	231,500	3,462,410
PZ Cussons PLC	404,893	1,118,230
Uni-Charm Corp.	1,169,800	39,512,985
		$156,191,198
Consumer Services – 2.3%
51job, Inc., ADR (a)	436,169	$37,030,748
Anima Holdings S.A.	2,733,658	20,244,033
Asante, Inc.	170,200	3,174,586
Cogna Educacao S.A.	2,301,416	6,539,186
Heian Ceremony Service Co.	363,967	2,957,829
Kakaku.com, Inc.	289,200	7,433,948
Localiza Rent a Car S.A.	1,352,383	15,938,668
MakeMyTrip Ltd. (a)	1,069,505	24,491,664
Moneysupermarket.com Group PLC	6,696,787	29,326,084
Park24 Co. Ltd.	358,200	8,774,527
Rakuten	119,300	1,023,239
Seek Ltd.	663,791	10,504,135
Webjet Ltd. (l)	1,149,685	10,504,424
		$177,943,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.4%
Fuji Seal International, Inc.	1,662,300	$37,004,171
Gerresheimer AG	213,917	16,556,598
Lock & Lock Co. Ltd. (a)	1,083,923	13,332,055
Mayr-Melnhof Karton AG	148,502	19,922,333
Viscofan S.A.	434,493	22,955,165
		$109,770,322
Electrical Equipment – 2.6%
Advantech Co. Ltd.	1,686,748	$16,992,958
Bharat Heavy Electricals Ltd.	14,453,222	8,798,105
Cembre S.p.A.	542,886	14,614,925
IMI PLC	973,218	15,198,778
Legrand S.A.	586,196	47,763,419
LS Industrial Systems Co. Ltd. (a)	663,084	31,145,853
OMRON Corp.	208,121	12,124,444
Spectris PLC	339,818	13,080,572
Voltronic Power Technology Corp.	1,455,612	34,718,704
		$194,437,758
Electronics – 2.6%
Amano Corp.	246,720	$7,507,956
ASM International N.V.	295,075	33,148,210
ASM Pacific Technology Ltd.	1,578,700	21,900,783
Halma PLC	1,141,329	31,989,780
Hirose Electric Co. Ltd.	87,800	11,224,524
Iriso Electronics Co. Ltd.	218,500	9,693,531
JEOL Ltd.	346,200	10,468,287
Kardex AG	86,904	14,636,652
Silicon Motion Technology Corp., ADR	629,098	31,901,560
Toshiba Tec Corp.	209,700	8,664,030
Tripod Technology Corp.	2,467,000	10,328,202
Zuken, Inc.	322,400	7,344,667
		$198,808,182
Energy - Independent – 0.2%
Caltex Australia Ltd.	314,990	$7,504,451
Gran Tierra Energy, Inc. (a)	2,492,939	3,244,440
Seven Generations Energy Ltd. (a)	713,338	4,652,861
TORC Oil & Gas Ltd. (l)	771,099	2,666,231
		$18,067,983
Energy - Integrated – 0.2%
Cairn Energy PLC (a)	2,679,393	$7,275,704
Galp Energia SGPS S.A.	438,166	7,323,213
		$14,598,917
Engineering - Construction – 0.1%
JGC Holdings Corp.	257,000	$4,135,599
Entertainment – 1.5%
CTS Eventim AG	1,404,103	$88,277,760
PVR Ltd.	911,419	24,240,441
		$112,518,201
Food & Beverages – 5.0%
Arca Continental S.A.B. de C.V.	1,893,799	$10,014,123
ARIAKE JAPAN Co. Ltd.	143,600	10,694,181
AVI Ltd.	4,871,301	30,943,856
Bakkafrost P/f	834,337	61,772,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
BRF S.A. (a)	759,900	$6,649,385
Britvic PLC	728,348	8,726,342
Coca-Cola HBC AG	320,235	10,880,301
Ezaki Glico Co. Ltd.	454,000	20,201,601
Greencore Group PLC	1,315,340	4,667,620
Grupo Lala S.A.B. de C.V.	5,125,977	4,429,907
Kerry Group PLC	229,702	28,625,663
Kikkoman Corp.	264,600	12,944,508
Morinaga & Co. Ltd.	442,000	21,315,908
Mowi A.S.A.	488,346	12,693,558
Orion Corp. (a)	438,659	40,017,748
Ridley Corp. NPV	14,742,449	10,862,789
S Foods, Inc.	557,300	14,537,341
Shenguan Holdings Group Ltd.	13,203,505	508,329
Tata Global Beverages Ltd.	6,500,523	29,265,862
Tate & Lyle PLC	488,682	4,920,837
Tingyi (Cayman Islands) Holdings Corp.	19,414,000	33,136,070
		$377,808,399
Food & Drug Stores – 1.0%
Cosmos Pharmaceutical Corp.	56,200	$11,668,787
Dairy Farm International Holdings Ltd.	5,301,209	30,269,903
Japan Meat Co. Ltd.	253,700	5,283,977
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,539,073
San-A Co. Ltd.	87,700	3,901,104
Spencer's Retail Ltd. (a)	723,473	573,685
Sundrug Co. Ltd.	560,200	20,245,512
		$75,482,041
Forest & Paper Products – 0.3%
Suzano S.A.	1,375,800	$13,570,921
Valmet Oyj	430,417	10,312,581
		$23,883,502
Furniture & Appliances – 0.6%
SEB S.A.	229,105	$34,025,089
Zojirushi Corp. (l)	751,300	14,174,809
		$48,199,898
Gaming & Lodging – 1.5%
Flutter Entertainment PLC (l)	495,580	$60,550,510
Genting Berhad	13,067,100	19,326,722
Shangri-La Asia Ltd.	22,020,000	23,002,554
Tabcorp Holdings Ltd.	3,910,838	12,432,270
		$115,312,056
General Merchandise – 1.8%
B&M European Value Retail S.A.	3,400,790	$18,451,195
Dollarama, Inc.	2,072,885	71,243,200
Lojas Renner S.A.	1,492,010	20,840,739
Magazine Luiza S.A.	942,400	11,174,704
Seria Co. Ltd.	472,300	12,909,954
		$134,619,792
Health Maintenance Organizations – 0.3%
Notre Dame Intermedica Participacoes S.A.	742,040	$12,589,611
Odontoprev S.A.	2,567,600	10,767,746
		$23,357,357

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.1%
Admiral Group PLC	354,924	$10,855,355
AUB Group Ltd.	2,453,836	20,646,532
Hiscox Ltd.	2,884,362	54,405,712
Samsung Fire & Marine Insurance Co. Ltd. (a)	168,976	35,579,278
Sony Financial Holdings, Inc.	876,900	20,989,945
Steadfast Group Ltd.	7,053,736	17,225,858
		$159,702,680
Internet – 1.4%
PChome Online, Inc. (a)	4,918,504	$15,537,990
Rightmove PLC	7,129,169	59,832,731
Scout24 AG	516,319	34,141,188
		$109,511,909
Leisure & Toys – 0.2%
Thule Group AB	733,041	$16,904,862
Machinery & Tools – 4.5%
Aalberts Industries N.V.	567,882	$25,486,099
Doosan Bobcat, Inc.	1,102,777	32,653,194
Fujitsu General Ltd.	524,400	11,775,966
Fukushima Galilei Co. Ltd.	74,200	2,777,094
GEA Group AG	1,757,939	58,131,027
Haitian International Holdings Ltd.	16,517,000	40,019,116
MISUMI Group, Inc.	225,900	5,586,208
MonotaRO Co. Ltd.	581,000	15,573,660
Nabtesco Corp.	482,500	14,237,490
Nissei ASB Machine Co. Ltd.	151,400	6,571,335
NOHMI BOSAI Ltd.	294,400	6,591,411
Obara Group, Inc.	128,500	4,326,375
PT United Tractors Tbk	21,209,700	32,747,109
Rotork PLC	1,912,024	8,484,434
Shima Seiki Manufacturing Ltd.	191,900	4,457,162
Spirax-Sarco Engineering PLC	250,662	29,517,190
T.K. Corp.	828,332	7,273,807
THK Co. Ltd.	230,800	6,194,786
VAT Group AG	83,494	14,109,779
Weir Group PLC	645,392	12,904,508
		$339,417,750
Major Banks – 0.1%
Bank of Ireland Group PLC	1,062,471	$5,818,239
Medical & Health Technology & Services – 0.8%
Fleury S.A.	1,273,961	$9,668,638
Hogy Medical Co. Ltd.	79,600	2,600,792
Miraca Holdings, Inc.	99,000	2,423,181
Ramsay Health Care Ltd.	357,306	18,186,134
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	2,656,477
Sonic Healthcare Ltd.	1,262,430	25,469,918
		$61,005,140
Medical Equipment – 2.6%
Demant A.S. (a)	301,880	$9,507,032
Eiken Chemical Co. Ltd.	753,900	13,909,073
Nakanishi, Inc.	1,674,900	31,890,362
Nihon Kohden Corp.	521,600	14,508,267
Sagami Rubber Industries Co. Ltd. (l)	264,700	4,692,027
Shimadzu Corp.	624,700	19,537,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Smith & Nephew PLC	1,994,014	$48,401,289
Sonova Holding AG	134,496	30,782,046
Terumo Corp.	733,200	25,903,635
		$199,131,471
Metals & Mining – 0.4%
Iluka Resources Ltd.	2,666,873	$17,404,746
MOIL Ltd.	6,090,545	12,500,532
		$29,905,278
Natural Gas - Distribution – 0.4%
Italgas S.p.A.	5,488,955	$33,518,495
Network & Telecom – 0.5%
VTech Holdings Ltd.	3,825,465	$37,801,523
Oil Services – 0.3%
Aker Solutions ASA (a)	4,661,886	$13,126,539
TechnipFMC PLC	502,950	10,668,247
		$23,794,786
Other Banks & Diversified Financials – 4.7%
Aeon Financial Service Co. Ltd.	1,311,900	$20,634,744
AEON Thana Sinsap Public Co. Ltd.	2,759,200	17,594,031
Banco Macro S.A., ADR	28,241	1,023,736
Bancolombia S.A., ADR	188,347	10,319,532
Bank of Kyoto Ltd.	193,400	8,245,019
Chiba Bank Ltd.	2,538,451	14,595,613
Credicorp Ltd.	133,547	28,462,872
E.Sun Financial Holding Co. Ltd.	45,109,860	41,984,358
Federal Bank Ltd.	26,502,621	32,655,729
FinecoBank, S.p.A.	2,502,438	30,006,666
Grupo Financiero Inbursa S.A. de C.V.	5,288,278	6,486,059
Julius Baer Group Ltd.	435,158	22,450,340
Jyske Bank	678,847	24,772,054
Komercni Banka A.S.	406,450	14,872,057
Metropolitan Bank & Trust Co.	27,226,417	35,642,441
Shizuoka Bank Ltd.	1,025,000	7,630,678
Shriram Transport Finance Co. Ltd.	1,931,725	31,693,777
Sydbank A.S.	325,271	6,825,865
Tyro Payments Ltd. (a)	1,883,434	4,652,383
		$360,547,954
Pharmaceuticals – 1.6%
Genomma Lab Internacional S.A., “B” (a)(l)	9,753,419	$9,651,539
Kalbe Farma Tbk PT	333,929,300	38,967,439
Santen Pharmaceutical Co. Ltd.	2,042,300	38,940,389
Virbac S.A. (a)	109,089	28,939,353
Yunnan Baiyao Group Co. Ltd.	646,117	8,295,253
		$124,793,973
Pollution Control – 0.5%
Bingo Industries Ltd.	3,286,387	$6,549,670
Daiseki Co. Ltd.	965,500	27,736,709
		$34,286,379
Precious Metals & Minerals – 0.5%
Agnico-Eagle Mines Ltd.	598,138	$36,840,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.3%
China Literature Ltd. (a)	1,547,400	$6,453,871
Wolters Kluwer N.V.	224,099	16,344,198
		$22,798,069
Railroad & Shipping – 0.5%
DFDS A.S.	201,472	$9,828,861
Sankyu, Inc.	387,500	19,513,486
Senko Group Holdings Co. Ltd.	657,300	5,596,221
		$34,938,568
Real Estate – 4.7%
Ascendas India Trust, REIT	16,496,800	$19,011,889
Big Yellow Group PLC, REIT	562,414	8,939,683
City Developments Ltd.	4,876,000	39,698,279
Concentradora Fibra Danhos S.A. de C.V., REIT	5,808,215	8,810,240
Deutsche Wohnen SE	547,327	22,359,574
Embassy Office Parks REIT	2,472,000	14,656,451
Hibernia PLC, REIT	4,778,191	7,557,172
LEG Immobilien AG	974,791	115,410,804
Midland Holdings Ltd. (a)(h)	43,113,000	6,252,029
Multiplan Empreendimentos Imobiliarios S.A.	3,219,285	26,489,257
Prologis Peroperty Mexico S.A. de C.V., REIT	3,943,675	8,735,217
Shaftesbury PLC, REIT	1,314,662	16,456,242
TAG Immobilien AG	710,764	17,667,370
Unite Group PLC, REIT	2,721,299	45,418,371
		$357,462,578
Restaurants – 1.4%
Cafe de Coral Holdings Ltd.	14,740,000	$34,919,138
Greggs PLC	1,552,203	47,247,985
Whitbread PLC	312,265	20,044,326
		$102,211,449
Specialty Chemicals – 6.8%
Air Water, Inc.	376,000	$5,536,791
Croda International PLC	1,886,807	127,962,343
Elementis PLC	956,822	2,268,658
Essentra PLC	5,724,110	33,012,707
IMCD Group N.V.	218,300	19,050,661
Japan Pure Chemical Co. Ltd.	41,700	1,026,237
Kansai Paint Co. Ltd.	1,037,000	25,344,838
Nihon Parkerizing Co. Ltd.	1,049,600	11,187,113
NOF Corp.	83,600	2,773,200
Orbia Advance Corp. S.A.B. de C.V.	5,840,795	12,455,420
PT Astra Agro Lestari Tbk	15,352,000	16,117,803
PTT Global Chemical PLC	6,126,700	11,658,704
Sika AG	424,263	79,719,184
SK KAKEN Co. Ltd.	44,400	20,329,483
Symrise AG	1,029,979	108,369,714
T. Hasegawa Co. Ltd.	1,337,400	26,022,458
Taisei Lamick Co. Ltd.	219,800	5,961,171
Takasago International Corp.	161,300	3,751,577
Tikkurila Oyj	145,978	2,351,357
		$514,899,419
Specialty Stores – 2.4%
ABC-Mart, Inc.	192,300	$13,108,393
Dufry AG	115,908	11,499,779
Esprit Holdings Ltd. (a)	6,185,199	1,246,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Howden Joinery Group PLC	3,101,903	$27,635,659
Just Eat PLC (a)	4,723,902	52,235,778
Ryohin Keikaku Co. Ltd.	999,000	23,300,884
Shimamura Co. Ltd.	52,800	4,029,135
Takeaway.com N.V. (a)(l)	566,935	52,273,527
		$185,329,355
Telecommunications - Wireless – 1.2%
Cellnex Telecom S.A.	1,749,912	$75,315,563
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	13,589,793
		$88,905,356
Telephone Services – 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd. (a)	6,073,425	$4,880,478
Hellenic Telecommunications Organization S.A.	2,120,009	33,910,481
		$38,790,959
Tobacco – 0.4%
Swedish Match AB	651,525	$33,583,655
Trucking – 1.6%
Freightways Ltd.	1,136,246	$6,501,826
Hamakyorex Co. Ltd.	114,900	3,778,907
Kintetsu World Express, Inc.	277,200	4,811,111
Mainfreight Ltd.	262,213	7,502,176
Seino Holdings Co. Ltd.	2,642,500	35,637,941
SG Holdings Co. Ltd.	1,580,200	35,668,851
Trancom Co. Ltd.	95,100	7,238,296
Yamato Holdings Co. Ltd.	999,100	17,085,714
		$118,224,822
Utilities - Electric Power – 0.6%
CESC Ltd.	2,391,765	$24,688,962
Engie Brasil Energia S.A.	761,800	9,620,265
Equatorial Energia S.A.	1,608,000	9,109,882
		$43,419,109
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	20,990,755	$8,904,915
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	7,312,002
		$16,216,917
Total Common Stocks		$7,198,800,244
Preferred Stocks – 1.1%
Food & Drug Stores – 0.2%
Cia Brasileira de Distribuicao	725,300	$15,803,452
General Merchandise – 0.2%
Lojas Americanas S.A.	2,313,400	$14,900,488
Metals & Mining – 0.1%
Gerdau S.A.	1,786,200	$8,880,602
Specialty Chemicals – 0.6%
Fuchs Petrolub SE	854,382	$42,321,190
Total Preferred Stocks		$81,905,732

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Rights – 0.0%
General Merchandise – 0.0%
Lojas Americanas S.A. (a)	BRL 16.12	2/10/20	22,326	$52,170

Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 1.7% (v)	298,864,689	$298,864,689
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund, 1.52% (j)	28,802,631	$28,802,631

Other Assets, Less Liabilities – (0.1)%		(8,901,853)
Net Assets – 100.0%		$7,599,523,613
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $305,116,718 and $7,303,308,748, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,589,793, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$188,697,559	$1,425,062,810	$—	$1,613,760,369
United Kingdom	1,284,828,454	—	—	1,284,828,454
Germany	648,513,320	—	—	648,513,320
Australia	324,531,270	—	—	324,531,270
India	274,417,418	—	—	274,417,418
Spain	265,920,829	—	—	265,920,829
Brazil	257,696,403	—	—	257,696,403
Hong Kong	222,760,322	—	—	222,760,322
Switzerland	213,588,454	—	—	213,588,454
Other Countries	2,028,336,554	146,404,753	—	2,174,741,307
Mutual Funds	327,667,320	—	—	327,667,320
Total	$6,036,957,903	$1,571,467,563	$—	$7,608,425,466
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At December 31, 2019, the value of securities loaned was $74,265,780. These loans were collateralized by cash of $28,802,631 and U.S. Treasury Obligations (held by the lending agent) of $49,583,130.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$408,940,385	$185,949,480	$296,031,749	$11,334	$(4,761)	$298,864,689
Midland Holdings Ltd.	5,372,769	—	—	—	879,260	6,252,029
	$414,313,154	$185,949,480	$296,031,749	$11,334	$874,499	$305,116,718
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,628,337	$—
Midland Holdings Ltd.	—	—
	$1,628,337	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2019, are as follows:
Japan	21.2%
United Kingdom	16.9%
Germany	8.5%
United States	4.5%
Australia	4.3%
India	3.6%
Spain	3.5%
Brazil	3.4%
Hong Kong	2.9%
Other Countries	31.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.